Document and Entity Information	Dec. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 25, 2020
Document Effective Date	Jun. 25, 2020
Prospectus Date	Sep. 01, 2020